Retirement Benefits (Details 12) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Estimated future benefits payments
2012	$ 407
2013	399
2014	395
2015	395
2016	397
2017-2021	1,951
Gross Projected Benefit Payments Before Medicare Part D Subsidies
2012	109
2013	112
2014	113
2015	112
2016	111
2017-2021	530
Expected Medicare Part D Subsidies
2012	3
2013	3
2014	4
2015	4
2016	4
2017-2021	26
Net Projected Benefit Payments After Medicare Part D Subsidies
2012	106
2013	109
2014	109
2015	108
2016	107
2017-2021	$ 504